STOCK-BASED COMPENSATION PLANS	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
STOCK-BASED COMPENSATION PLANS	STOCK-BASED COMPENSATION PLANS
The 2016 Stock Incentive Plan of Honeywell International Inc. and its Affiliates (2016 Plan) and 2016 Stock Plan for Non-Employee Directors of Honeywell International Inc. (2016 Directors Plan) were both approved by the shareowners at the Annual Meeting of Shareowners effective on April 25, 2016. At December 31, 2023, there were 28,946,133 and 781,768 shares of Honeywell common stock available for future grants under terms of the 2016 Plan and 2016 Directors Plan, respectively.
STOCK OPTIONS
The exercise price, term, and other conditions applicable to each option granted under the Company's stock plans are generally determined by the Management Development and Compensation Committee of the Board of Directors. The exercise price of stock options is set on the grant date and may not be less than the fair market value per share of the Company's stock on that date. The fair value is recognized as an expense over the employee’s requisite service period (generally the vesting period of the award). Options generally vest over a four-year period and expire after ten years.
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model. Expected volatility is based on implied volatilities from traded options on our common stock and historical volatility of the Company's common stock. The Company used a Monte Carlo simulation model to derive an expected term which represents an estimate of the time options are expected to remain outstanding. Such model uses historical data to estimate option exercise activity and post-vest termination behavior. The risk-free rate for periods within the contractual life of the option is based on the U.S. treasury yield curve in effect at the time of grant.
The following table summarizes the impact to the Consolidated Statement of Operations from stock options:

	Years Ended December 31,
	2023	2022	2021
Compensation expense	$48	$45	$55
Future income tax benefit recognized	11	10	11
The following table sets forth fair value per share information, including related weighted average assumptions, used to determine compensation cost:

	Years Ended December 31,
	2023	2022	2021
Weighted average fair value per share of options granted during the year[1]	$38.84	$31.22	$32.42
Assumptions
Expected annual dividend yield	2.50%	2.58%	2.31%
Expected volatility	22.42%	23.05%	24.69%
Risk-free rate of return	3.94%	1.97%	0.48%
Expected option term (years)	4.86	4.74	4.54

1	Estimated on date of grant using Black-Scholes option-pricing model.
The following table summarizes information about stock option activity for the three years ended December 31, 2023:

	Number of Options	Weighted Average Exercise Price
Outstanding at December 31, 2020	16,568,529	$125.75
Granted	2,065,574	204.99
Exercised	(2,016,489)	113.01
Lapsed or canceled	(764,675)	175.42
Outstanding at December 31, 2021	15,852,939	135.31
Granted	2,150,910	189.53
Exercised	(3,046,107)	103.89
Lapsed or canceled	(905,454)	186.35
Outstanding at December 31, 2022	14,052,288	147.14
Granted	1,573,520	195.27
Exercised	(1,640,952)	123.12
Lapsed or canceled	(548,842)	192.22
Outstanding at December 31, 2023	13,436,014	$153.86
Vested and expected to vest at December 31, 2023[1]	12,420,005	$150.58
Exercisable at December 31, 2023	9,593,986	$138.24

1
Represents the sum of vested options of 9.6 million and expected to vest options of 2.8 million. Expected to vest options are derived by applying the pre-vesting forfeiture rate assumption to total outstanding unvested options of 3.8 million.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2023:

Range of Exercise Prices	Options Outstanding				Options Exercisable
	Number Outstanding	Weighted Average Life[1]	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price Per Share	Aggregate Intrinsic Value
$65.00–$89.99	687,158	0.16	$89.46	$83	687,158	$89.46	$83
$90.00–$99.99	2,285,249	1.52	98.79	253	2,285,249	98.79	253
$100.00–$134.99	1,814,529	3.02	119.30	164	1,787,835	119.15	163
$135.00–$189.99	5,737,860	5.83	170.92	222	4,078,279	164.61	209
$190.00–$232.60	2,911,218	8.02	200.23	30	755,465	204.77	22
	13,436,014	4.90	$153.86	$752	9,593,986	$138.24	$730

1	Average remaining contractual life in years.
There were 9,509,606 and 10,664,625 options exercisable at weighted average exercise prices of $127.99 and $113.30 at December 31, 2022, and 2021, respectively.
The following table summarizes the financial statement impact from stock options exercised:

	Years Ended December 31,
	2023	2022	2021
Intrinsic value[1]	$122	$310	$219
Tax benefit realized	27	71	48

1	Represents the amount by which the stock price exceeded the exercise price of the options on the date of exercise.
At December 31, 2023, there was $96 million of total unrecognized compensation cost related to non-vested stock option awards which is expected to be recognized over a weighted average period of 2.49 years. The total fair value of options vested for the years ended December 31, 2023, 2022, and 2021 was $48 million, $49 million, and $52 million, respectively.
RESTRICTED STOCK UNITS
Restricted stock unit (RSU) awards entitle the holder to receive one share of common stock for each unit when the units vest. RSUs are issued to certain key employees and directors as compensation at fair market value at the date of grant. RSUs generally become fully vested over periods ranging from three to six years and are payable in Honeywell common stock upon vesting. Certain RSU awards are performance-based and awarded to eligible employees which entitle the grantee to receive shares of common stock if specified Company performance goals are achieved during the performance period and if the grantee remains employed through the vesting period.
The following table summarizes information about RSU activity for the three years ended December 31, 2023:

	Number of Restricted Stock Units	Weighted Average Grant Date Fair Value Per Share
Non-vested at December 31, 2020	3,396,523	$148.23
Granted	992,854	214.61
Vested	(1,123,547)	144.34
Forfeited	(308,293)	156.74
Non-vested at December 31, 2021	2,957,536	171.73
Granted	1,056,869	186.48
Vested	(864,944)	157.21
Forfeited	(441,453)	177.38
Non-vested at December 31, 2022	2,708,008	181.10
Granted	1,109,307	194.81
Vested	(919,496)	171.92
Forfeited	(290,982)	187.13
Non-vested at December 31, 2023	2,606,837	$189.18
As of December 31, 2023, there was approximately $250 million of total unrecognized compensation cost related to non-vested RSUs granted under the Company's stock plans which is expected to be recognized over a weighted average period of 1.91 years.
The following table summarizes the impact to the Consolidated Statement of Operations from RSUs:

	Years Ended December 31,
	2023	2022	2021
Compensation expense	$154	$143	$162
Future income tax benefit recognized	32	29	23